PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
6.	PROPERTY AND EQUIPMENT
Property and equipment, net consisted of the following at September 30, 2021 and December 31, 2020:

$ in thousands	Estimated Useful Lives	September 30, 2021	December 31, 2020
Plant infrastructure	15 - 39 years	$34,273	$33,944
Miners	5 years	36,779	10,236
Miner facility infrastructure	15 years	14,787	8,791
Land	N/A	300	300
Equipment	5 years	948	211
Software	3 years	1,130	66
Coal ash impoundment	4 years	2,135	2,135
Construction in process	N/A	6,869	3,989
Miner deposits	N/A	38,467	5,959

		135,688	65,631
Less: Accumulated depreciation		(14,156)	(8,986)

		$121,532	$56,645

Total depreciation expense was $2.7 million and $5.5 million for the three and nine months ended September 30, 2021 and was $1.1 million and $3.2 million for the three and nine months ended September 30, 2020, respectively.

3.	PROPERTY AND EQUIPMENT
Property and equipment, net consisted of the following at December 31:

	Estimated Useful Lives	2020	2019
Plant infrastructure	15 – 39 years	$33,944	$31,387
Miners	5 years	$10,236	—
Miner Facility	15 years	8,791	—
Land	N/A	300	300
Equipment	5 years	211	206
Software	3 years	66	66
Coal ash impoundment	4 years	2,135	2,135
Construction in process	N/A	3,989	7,392

		59,672	41,486
Less: Accumulated depreciation		(8,986)	(4,422)

		$50,686	$37,064

Total depreciation expense was $4,564 and $1,679 for the years ended December 31, 2020 and 2019, respectively.